Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Deposits	$1,585,437	$266,667
Accrued expenses	516,667	265,518
Salary payable	20,846	6,729
Others	87,348	79,030
Total	$2,210,298	$617,944